CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 378,102	$ 288,768
Available for sale investments (Note 8a)	1,954	1,713
Accounts receivable, net of allowance for credit losses (Note 4)	1,790,322	1,731,388
Unbilled revenue (Note 4)	951,936	957,655
Other receivables	65,797	63,658
Prepayments and other current assets	132,105	137,094
Income taxes receivable	91,254	48,790
Total current assets	3,411,470	3,229,066
Non-current Assets:
Property, plant and equipment, net (Note 9)	361,184	350,320
Goodwill (Note 10)	9,022,075	8,971,670
Intangible assets, net (Note 11)	3,855,865	4,278,659
Operating right-of-use assets (Note 15)	140,333	153,832
Other receivables	78,470	70,790
Income taxes receivable	0	21,380
Deferred tax asset (Note 20)	73,662	76,930
Investments in equity-long term (Note 8b)	46,804	32,631
Total Assets	16,989,863	17,185,278
Current Liabilities:
Accounts payable	131,584	81,194
Unearned revenue (Note 4)	1,654,507	1,507,449
Other liabilities (Note 12)	915,399	1,005,025
Income taxes payable	13,968	41,783
Current bank credit lines and loan facilities (Note 13)	110,150	55,150
Total current liabilities	2,825,608	2,690,601
Non-current Liabilities:
Non-current bank credit lines and loan facilities (Note 13)	3,665,439	4,599,037
Lease liabilities (Note 15)	126,321	131,644
Non-current other liabilities (Note 16)	45,998	38,260
Non-current income taxes payable	186,654	239,188
Deferred tax liability (Note 20)	899,100	988,585
Commitments and contingencies (Note 17)	0	0
Total Liabilities	7,749,120	8,687,315
Shareholders' Equity:
Ordinary shares par value 6 euro cents per share; 100,000,000 shares authorized, (Note 18). 82,495,086 shares issued and outstanding at December 31, 2023 and 81,723,555 shares issued and outstanding at December 31, 2022.	6,699	6,649
Additional paid-in capital	6,942,669	6,840,306
Other undenominated capital (Note 18b)	1,162	1,162
Accumulated other comprehensive loss (Note 25)	(143,506)	(171,538)
Retained earnings	2,433,719	1,821,384
Total Shareholders' Equity	9,240,743	8,497,963
Total Liabilities and Shareholders’ Equity	$ 16,989,863	$ 17,185,278